Discontinued Operations (Consolidated Statements Of balance sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash	$ 5	$ 25	$ 0
Advances to suppliers	45	49
Goodwill	12,831	18,843
Intangible assets	16,402	18,370
Assets held for sale	29,283	37,287
Current	(29,283)	(74)
Non-current	0	37,213
Other payables, accrued liabilities and customer deposits	182	183
Deferred tax liabilities	4,100	4,593
Liabilities held for sale	4,282	4,776
Current	4,282	183
Non-current	$ 0	$ 4,593